Land use right, net (Tables) - ZHEJIANG TIANLAN	12 Months Ended
Dec. 31, 2018
Schedule land use right
	2018	2017
	RMB’000	RMB’000

Land use right	7,361	7,361
Less: Accumulated amortization	(1,921)	(1,763)
	5,440	5,598

Amortization expense
	2018	2017	2016
	RMB’000	RMB’000	RMB’000

Amortization expense	149	149	149

For the Twelve Months Ending December 31,	Estimated Amortization Expenses
RMB’000

2019	149
2020	149
2021	149
2022	149
2023	149
Thereafter	4,695
5,440